Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 5,807,776	$ 4,825,342
Less: accumulated depreciation	(995,252)	(230,238)
Property and equipment, net	4,812,524	4,595,104
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	4,963,911	4,416,120
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	337,202	323,490
Office and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	330,232	85,732
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 176,431